Note 4 - Accounting Policies and New Standards Adopted (Details Textual) $ in Thousands	6 Months Ended
	Sep. 30, 2019 CAD ($)	Apr. 01, 2019 CAD ($)	Mar. 31, 2019 CAD ($)
Statement Line Items [Line Items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	6.75%
Total lease liabilities	$ 3,628,720	$ 18,525	$ 21,243
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 16 [member]
Statement Line Items [Line Items]
Right-of-use assets		18,500
Total lease liabilities		$ 18,500
Bottom of range [member]
Statement Line Items [Line Items]
Leasing period	1
Top of range [member]
Statement Line Items [Line Items]
Leasing period	10